Global Atlantic Portfolios

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class I, II and III Shares

Supplement dated May 6, 2021

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2021, as supplemented to date

(1)                              At a meeting held on May 4, 2021, the Board of Trustees (the “Board”) of Forethought Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of each Acquired Portfolio identified below (each an “Acquired Portfolio”) into the corresponding Acquiring Portfolio identified below (each an “Acquiring Portfolio”) (each a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization is expected to close after the close of business on or about August 20, 2021 (the “Closing Date”).

Acquired Portfolio and Share Class	Corresponding Acquiring Portfolio and Share Class
Global Atlantic BlackRock Disciplined Small Cap Portfolio Class I Shares Class II Shares Class III Shares	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares Class II Shares Class III Shares
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares Class II Shares Class III Shares	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares Class II Shares Class III Shares
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio
Class I Shares Class II Shares Class III Shares	Class I Shares Class II Shares Class III Shares
Global Atlantic Goldman Sachs Global Equity Insights Portfolio Class I Shares Class II Shares Class III Shares	Global Atlantic BlackRock Disciplined International Core Portfolio Class I Shares Class II Shares Class III Shares
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio
Class I Shares Class II Shares Class III Shares	Class I Shares* Class II Shares Class III Shares

* Class I shares will commence operations on the Closing Date.

Each Reorganization contemplates: (1) the transfer of all of the assets of an Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the corresponding Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio as of the close of business on the Closing Date; (2) the assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and (3) the distribution of shares of the corresponding Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio. Each shareholder of an Acquired Portfolio will receive shares of the corresponding Acquiring Portfolio of the same class, and in equal value to, the shares of the Acquired Portfolio held by that shareholder as of the close of business on the Closing Date. Each Reorganization does not require shareholder approval. References below to a “Combined Portfolio” refer to an Acquiring Portfolio following the completion of the applicable Reorganization(s).

With respect to each Reorganization, it is anticipated that, immediately following the Reorganization, shareholders of the Combined Portfolio will incur the same or lower actual management fees (i.e., the management fee rate payable calculated based on a portfolio’s asset level) than the shareholders of the corresponding Acquired Portfolio immediately prior to the Reorganization. With respect to each Reorganization, the total annual operating expense ratio of each class of the Combined Portfolio immediately after the Reorganization is expected to be the same or lower than the total annual operating expense ratio of the corresponding class of the corresponding Acquired Portfolio immediately prior to the Reorganization, except that the total net annual operating expense ratio of each class of Global Atlantic BlackRock Disciplined International Core Portfolio immediately after the Reorganization is expected to be one basis point higher than the total net annual operating expense ratio of the corresponding class of Global Atlantic Goldman Sachs Global Equity Insights Portfolio due to acquired fund fees and expenses incurred by the Combined Portfolio. However, the expense limits, which exclude acquired fund fees and expenses, of each class of Global Atlantic BlackRock Disciplined International Core Portfolio immediately following the Reorganization are expected to be lower than the current expense limits of the corresponding class of Global Atlantic Goldman Sachs Global Equity Insights Portfolio.

Shares of the Acquired Portfolios are offered only through a variable annuity or variable life insurance contract. Because these products allow tax-free treatment for transactions within such products, shareholders of the Acquired Portfolios are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of an Acquired Portfolio for shares of the corresponding Acquiring Portfolio. Please consult your financial professional or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

A combined information statement/prospectus providing further information regarding the Reorganizations will be provided to shareholders of the Acquired Portfolios prior to the Reorganizations, which is expected to be mailed in July 2021.

Existing shareholders of an Acquired Portfolio are permitted to purchase additional shares of the Acquired Portfolio until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the corresponding Acquiring Portfolio.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any Portfolios.

(2)                              At its meeting held on May 4, 2021, the Board also approved (1) a reduction to the contractual investment management fee schedule for Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (Acquiring Portfolio) effective upon the closing of the Reorganizations of the Global Atlantic BlackRock Disciplined Small Cap Portfolio (Acquired Portfolio) and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio (Acquired Portfolio) into Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (Acquiring Portfolio); (2) a reduction to the contractual investment management fee schedule for Global Atlantic BlackRock Disciplined International Core Portfolio (Acquiring Portfolio) effective upon the closing of the Reorganization of Global Atlantic Goldman Sachs Global Equity Insights Portfolio (Acquired Portfolio) into Global Atlantic BlackRock Disciplined International Core Portfolio (Acquiring Portfolio); and (3) a reduction to the contractual investment management fee schedule for Global Atlantic BlackRock Disciplined Growth Portfolio (Acquiring Portfolio) effective upon the closing of the Reorganization of Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio (Acquired Portfolio) into Global Atlantic BlackRock Disciplined Growth Portfolio (Acquiring Portfolio). Upon the closing of such Reorganizations, the new contractual investment management fees for such Acquiring Portfolios will be as follows:

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio*
Average Daily Net Assets	Annual Rate
First $250 million	0.54%
Next $250 million	0.53%
Next $500 million	0.51%
Over $1 billion	0.48%

* Currently, the management fee set forth in the investment management agreement with respect to the Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio is 0.55% of the first $1 billion, 0.53% of the next $1 billion, and 0.51% in excess of $2 billion annually of the Portfolio’s average daily net assets.

Global Atlantic BlackRock Disciplined International Core Portfolio**
Average Daily Net Assets	Annual Rate
First $500 million	0.60%
Next $500 million	0.58%
Over $1 billion	0.55%

** Currently, the management fee set forth in the investment management agreement with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio is 0.60% of the first $1 billion, 0.58% of the next $1 billion, and 0.56% in excess of $2 billion annually of the Portfolio’s average daily net assets.

Global Atlantic BlackRock Disciplined Growth Portfolio***
Average Daily Net Assets	Annual Rate
First $250 million	0.37%
Next $250 million	0.35%
Next $500 million	0.34%
Over $1 billion	0.32%

*** Currently, the management fee set forth in the investment management agreement with respect to the Global Atlantic BlackRock Disciplined Growth Portfolio is 0.45% of the first $1 billion, 0.43% of the next $1 billion, and 0.41% in excess of $2 billion annually of the Portfolio’s average daily net assets.

This Supplement and the Summary Prospectuses, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.

FVIT-1063-050621